UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

     T. Rowe Price Fixed Income Series, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 28.6%
FINANCIAL INSTITUTIONS 9.3%
Banking 4.7%
Bank of America, 4.375%, 12/1/10	475	484
Bank of America, 9.375%, 9/15/09	460	494
Bank of New York, 4.50%, 4/1/13	575	581
Bank One, 7.875%, 8/1/10	515	550
Citigroup, 4.125%, 2/22/10	400	400
Citigroup, 5.85%, 7/2/13	200	204
Credit Suisse First Boston, 4.875%, 8/15/10	595	613
Islandbanki hf., VR, 4.418%, 10/15/08
(Prerefunded 4/15/08) (1)(2)	300	290
JP Morgan, 6.25%, 1/15/09	425	433
PNC Funding, 7.50%, 11/1/09	370	391
U.S. Bank, 6.375%, 8/1/11	550	586
Wells Fargo, 4.20%, 1/15/10	850	864
World Savings Bank, 4.125%, 12/15/09	650	649
		6,539
Brokerage 2.2%
Goldman Sachs, 6.875%, 1/15/11	975	1,023
Lehman Brothers, 5.25%, 2/6/12	755	730
Merrill Lynch, 5.45%, 2/5/13	280	274
Merrill Lynch, VR, 5.241%, 3/2/09	400	392
Morgan Stanley, 4.00%, 1/15/10	670	662
		3,081
Finance Companies 1.8%
CIT Group, 3.215%, 8/15/08 (Prerefunded 5/15/08) (2)	250	230
Countrywide Financial, 3.25%, 5/21/08	305	301
Countrywide Home Loans, 4.125%, 9/15/09	350	317
GATX Corporation, 5.50%, 2/15/12	380	380
GE Capital, 5.25%, 10/19/12	550	573
SLM Corporation, VR, 5.21%, 4/1/09	750	687
		2,488
Insurance 0.3%
Principal Life Income Funding, 5.20%, 11/15/10	130	135
WellPoint, 5.00%, 1/15/11	315	319
		454
Real Estate Investment Trusts 0.3%
Simon Property Group, 4.60%, 6/15/10	220	216
Vornado Realty, 4.50%, 8/15/09	120	118
		334
Total Financial Institutions		12,896
INDUSTRIAL 15.8%
Basic Industry 0.2%
Lubrizol, 4.625%, 10/1/09	300	303
		303
Capital Goods 2.9%
Boeing Capital, 7.375%, 9/27/10	375	405
Caterpillar Financial Services, 4.50%, 9/1/08	500	502
CRH America, 5.30%, 10/15/13	190	185
General Dynamics, 4.50%, 8/15/10	375	387
Honeywell International, 4.25%, 3/1/13	375	380
John Deere Capital, 4.95%, 12/17/12	865	895
Lockheed Martin Corporation, 4.121%, 3/14/13	465	465
Northrop Grumman, 7.125%, 2/15/11	400	434
United Technologies, 4.375%, 5/1/10	400	412
		4,065
Communications 3.3%
AT&T, 3.278%, 11/14/08 (Prerefunded 5/14/08) (2)	305	305
AT&T, 4.95%, 1/15/13	225	226
British Telecommunications, 5.15%, 1/15/13	500	493
Comcast Cable Communications, 6.75%, 1/30/11	275	286
Cox Enterprises, 4.375%, 5/1/08 (1)	500	500
News America Holdings, 7.375%, 10/17/08	350	355
Sprint Nextel, VR, 3.071%, 6/28/10	350	291
Telecom Italia Capital, 4.00%, 1/15/10	285	281
Telefonica Emisiones, 5.984%, 6/20/11	335	344
Telefonos de Mexico, 4.50%, 11/19/08	365	366
Time Warner Cable, 5.40%, 7/2/12	250	246
Time Warner Entertainment, 7.25%, 9/1/08	350	355
Verizon Communications, 4.35%, 2/15/13	150	148
Verizon Global Funding, 7.25%, 12/1/10	300	321
		4,517
Consumer Cyclical 2.4%
American Honda Finance, 4.50%, 5/26/09 (1)	575	586
Centex, 4.55%, 11/1/10	135	123
D.R. Horton, 4.875%, 1/15/10	220	201
Daimlerchrysler, VR, 3.562%, 8/3/09	450	443
Harrah's Operating, 5.50%, 7/1/10	375	328
Home Depot, 3.75%, 9/15/09	235	232
Home Depot, 5.20%, 3/1/11	215	215
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	450	457
Pulte Homes, 4.875%, 7/15/09	220	207
Viacom, 5.75%, 4/30/11	210	213
Wal-Mart Stores, 6.875%, 8/10/09	375	396
		3,401
Consumer Non-Cyclical 2.8%
Biogen Idec, 6.00%, 3/1/13	580	591
Bunge Limited Finance, 4.375%, 12/15/08	450	450
Genentech, 4.40%, 7/15/10	580	595
General Mills, 6.378%, 10/15/08	300	304
Kellogg Company, 4.25%, 3/6/13	780	779
Medtronic, 4.375%, 9/15/10	440	450
Sabmiller, 6.20%, 7/1/11 (1)	395	413
Safeway, 4.125%, 11/1/08	300	301
		3,883
Energy 2.2%
Amerada Hess, 6.65%, 8/15/11	125	134
Amerada Hess, 7.375%, 10/1/09	400	428
Conoco Phillips Canada, 5.30%, 4/15/12	600	632
Devon Financing, 6.875%, 9/30/11	450	491
Encana, 4.60%, 8/15/09	400	403
Transocean, 5.25%, 3/15/13	500	512
Valero Energy, 3.50%, 4/1/09	450	448
		3,048
Technology 1.3%
Hewlett-Packard, 4.50%, 3/1/13	600	611
National Semiconductor, 6.15%, 6/15/12	220	225
Oracle, 5.00%, 1/15/11	905	932
		1,768
Transportation 0.7%
ERAC USA Finance Company, 7.95%, 12/15/09 (1)	350	374
Southwest Airlines, 6.50%, 3/1/12	600	621
		995
Total Industrial		21,980
UTILITY 3.5%
Electric 1.8%
Alabama Power, 4.85%, 12/15/12	400	412
Centerpoint Energy, 5.875%, 6/1/08	300	300
Consumers Energy, 4.00%, 5/15/10	300	301
Niagara Mohawk Power, 7.75%, 10/1/08	425	432
NiSource Finance Corporation, VR, 3.663%, 11/23/09
(Prerefunded 5/23/08) (2)	400	389
Pacific Gas & Electric, 3.60%, 3/1/09	400	400
Virginia Electric & Power, 5.10%, 11/30/12	275	286
		2,520
Natural Gas 1.7%
Enterprise Products Operations, 4.95%, 6/1/10	300	305
Kinder Morgan, 6.50%, 9/1/12	257	260
Spectra Energy Capital, 7.50%, 10/1/09	400	418
TEPPCO Partners, 5.90%, 4/15/13	460	464
Texas Gas Transmission, 5.50%, 4/1/13 (1)	930	934
		2,381
Total Utility		4,901

Total Corporate Bonds (Cost $39,653)		39,777
ASSET-BACKED SECURITIES 10.7%

Car Loan 5.9%

Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	668	669

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	175	178

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4B, VR
2.928%, 3/20/10 (1)	575	573

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	80	80

Capital One Prime Auto Recevibles Trust
Series 2006-2, Class A4
4.94%, 7/15/12	750	758

Daimlerchrysler Auto Trust
Series 2008-A, Class A3A
3.70%, 6/8/12	700	698

Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	83	83

Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	174	174

HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	430	439

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	700	715

M & I Auto Loan Trust
Series 2005-1, Class A4
4.86%, 3/21/11	440	444

Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	450	447
Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	218	219

Triad Auto Receivables Owner Trust
Series 2006-B, Class A3
5.41%, 8/12/11	625	632

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	425	432

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	150	151

Volkswagen Auto Lease Trust
Series 2006-A, Class A4,
5.54%, 4/20/11	455	460

Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	500	503

Wachovia Auto Owner Trust
Series 2007-1, Class A3A
5.29%, 4/20/12	475	484

WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	24	24

		8,163

Credit Card 2.7%

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.108%, 6/16/14	450	381

Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
3.118%, 11/17/14	450	372

Capital One Multi-Asset Execution Trust
Series 2007-A9, Class A9
4.95%, 8/15/12	615	631

Capital One Multi-Asset Execution. Trust
Series 2007-C3, Class C3, VR
3.108%, 4/15/13	185	168
Capital One Multi-Asset Executive Trust
Series 2003-C4, Class C4
6.00%, 8/15/13	485	474

Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.85%, 2/10/11	750	759

GE Capital Credit Card Trust
Series 2007-3, Class C, VR
3.118%, 6/15/13	245	224

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
3.108%, 10/15/13	290	246

Nordstrom Private Label Credit Card Master Trust
Series 2007-1A, Class A
4.92%, 5/15/13 (1)	475	489

		3,744

Home Equity 0.4%

BankBoston Home Equity Loan Trust
Series 1998-2, Class A6, VR
6.64%, 12/25/28	213	221

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
3.339%, 10/25/32	60	59

Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	255	243

Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	77	71

		594

Other Asset-Backed Securities 1.0%

FPL Recovery Funding
Series 2007 A, Class A2
5.044%, 8/1/15	950	974
John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	150	151

Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (1)	185	168

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	106	111

		1,404

Stranded Utility 0.7%

PECO Energy Transition Trust
Series 2000-A, Class A4
7.65%, 3/1/10	750	799

PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	160	163

		962

Total Asset-Backed Securities (Cost $14,961)		14,867

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.6%

Collateralized Mortgage Obligations 0.7%

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, VR
4.184%, 2/25/34	185	144

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, VR
4.748%, 9/25/34	385	380

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.542%, 3/25/35	144	142
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, PTC, CMO, VR
6.023%, 9/25/36	342	306

		972

Commercial Mortgage Backed Securities 6.9%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	277	267

Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	185	185

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/11/42	309	305

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, VR
5.546%, 9/11/38	341	341

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	335	332

Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1, CMO
5.935%, 5/10/12	575	569

Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class A1, CMO
5.227%, 2/15/40	384	380

Credit Suisse Mortgage Capital Certification
Series 2007-C4, Class A1, CMO
5.54%, 9/15/39	510	507

CS First Boston Mortgage Securities
Series 2004-C2, Class A1, CMO
3.819%, 5/15/36	1,027	974

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO, VR
7.30%, 6/10/32	353	356

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	204	202
Greenwich Capital Commercial Fund
Series 2005-GG3, Class A3, CMO
4.569%, 8/10/42	225	215

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	450	441

Greenwich Capital Commerical Funding
Series 2004-GGIA, Class A3, CMO
4.344%, 6/10/36	216	214

Greenwich Capital Commerical Funding
Series 2007-GG9, Class A1, CMO
5.233%, 10/10/11	398	394

JP Morgan Chase Commercial Mortgage
Series 2003-LN1, Class A1, CMO
4.134%, 10/15/37	880	848

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class A1, CMO
4.613%, 10/15/42	24	24

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB17, Class A1, CMO, VR
5.279%, 12/12/43	337	333

JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO
5.17%, 5/15/47	372	368

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	274	272

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 6/15/29	425	421

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	648	644

Morgan Stanley Capital Trust
Series 2007-T27, Class A1, CMO
5.606%, 6/11/42	916	909
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	135	134
		9,635
Total Non-U.S. Government Mortgage-Backed Securities (Cost $10,827)		10,607

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 26.1%
U.S. Government Agency Obligations 25.9% (3)
Federal Home Loan Mortgage
5.00%, 10/1 - 11/1/18	1,269	1,286
6.00%, 11/1/11 - 8/1/22	1,359	1,402
Federal Home Loan Mortgage, ARM
4.639%, 7/1/35	94	94
4.705%, 2/1/35	140	142
5.049%, 11/1/35	113	114
5.128%, 1/1/36	371	379
5.153%, 9/1/35	244	245
5.350%, 4/1/37	933	938
5.375%, 5/1/37	227	229
5.380%, 2/1/37	155	157
5.384%, 1/1/36	58	59
5.427%, 2/1/38	676	684
5.534%, 10/1/36	1,013	1,034
5.924%, 1/1/37	90	92
5.981%, 12/1/36	345	352
5.997%, 11/1/36	173	176
6.035%, 10/1/36	356	365
Federal Home Loan Mortgage, CMO
4.00%, 1/15/22	29	29
4.25%, 12/15/21	428	435
5.00%, 1/15/19 - 1/15/28	2,171	2,220
5.50%, 7/15/28	1,010	1,045
6.00%, 9/15/13 - 1/15/30	2,172	2,261
6.50%, 8/15/23 - 8/15/30	318	329
Federal Home Loan Mortgage, CMO, IO
4.50%, 5/15/16 - 4/15/18	327	29
Federal National Mortgage Assn.
4.50%, 5/1/18 - 11/1/20	2,563	2,561
5.00%, 1/1/09 - 1/1/32	677	685
5.50%, 5/1/16 - 12/1/34	2,479	2,533
6.00%, 9/1/21 - 2/1/36	4,228	4,345
Federal National Mortgage Assn., ARM
3.811%, 10/1/33	495	502
4.584%, 7/1/35	117	118
4.798%, 9/1/35	757	756
4.971%, 1/1/34	158	160
5.305%, 12/1/35	102	104
5.339%, 12/1/35	118	121
5.445%, 9/1/37	409	414
5.472%, 6/1/37	214	220
5.533%, 12/1/35	182	185
5.54%, 1/1/37	450	456
5.543%, 7/1/36	337	344
5.655%, 12/1/35	47	48
5.796%, 8/1/37	454	463
5.979%, 9/1/36	100	102
6.027%, 12/1/36	126	129
Federal National Mortgage Assn., CMO
4.50%, 2/15/20	922	925
5.00%, 1/25/20	432	444
5.50%, 6/25/10 - 5/25/27	1,502	1,542
Federal National Mortgage Assn., TBA
4.50%, 1/19/19	800	795
5.00%, 1/1/19	3,950	3,986
		36,034
U.S. Government Obligations 0.2%
Government National Mortgage Assn.
6.00%, 7/15/16	95	98
6.50%, 5/15/09	12	12
7.00%, 9/15/12 - 4/15/13	173	180
10.00%, 11/15/09 - 4/15/19	5	5
		295
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $35,791)		36,329
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 12.9%
U.S. Government Agency Obligations 4.6% (3)
Federal Home Loan Mortgage, 4.125%, 10/18/10	2,500	2,603
Federal National Mortgage Assn., 5.221%, 2/17/09	900	904
Federal National Mortgage Assn., 6.375%, 6/15/09	2,750	2,889
		6,396
U.S. Treasury Obligations 8.3%
U.S. Treasury Notes, 3.375%, 10/15/09	500	514
U.S. Treasury Notes, 4.375%, 12/15/10	2,700	2,893
U.S. Treasury Notes, 4.50%, 11/15/10	3,900	4,186
U.S. Treasury Notes, 4.75%, 1/31/12	3,600	3,948
		11,541
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$17,284)		17,937
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.4%
Government Guaranteed 0.7%
Landwirtschaftliche Rentenbank, 3.875%, 3/15/10	1,000	1,032
		1,032
Owned No Guarantee 0.7%
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	510	520
Pemex Project Funding Master Trust, 4.10%, 6/15/10 (1)	400	399
		919
Treasuries 2.0%
United Mexican States, 8.00%, 12/24/08 (MXN)	7,510	709
United Mexican States, 8.00%, 12/19/13 (MXN)	11,850	1,146
United Mexican States, 9.00%, 12/24/09 (MXN)	9,420	911
		2,766
Total Foreign Government Obligations & Municipalities (Cost $4,539)		4,717
MUNICIPAL SECURITIES 0.5%
California 0.2%
California HFA, Catholic Health, AR, 7.00%, 7/1/31 (4)	275	275
		275
Pennsylvania 0.3%
Pennsylvania, 5.00%, 1/1/18 (Prerefunded 1/1/13) (2)(5)	355	386
		386
Total Municipal Securities (Cost $656)		661
SHORT-TERM INVESTMENTS 13.3%
Money Market Funds 13.3%
T. Rowe Price Reserve Investment Fund, 3.29%, (6)(7)	18,614	18,614
Total Short-Term Investments (Cost $18,614)		18,614
Total Investments in Securities
103.1% of Net Assets (Cost $142,325)		$143,509

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$5,894 and represents 4.2% of net assets.
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Insured by MBIA Insurance Corp.
(6)	Seven-day yield
(7)	Affiliated Companies
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
HFA	Health Facility Authority
IO	Interest Only security for which the fund receives interest on notional principal
MXN	Mexican Peso
PTC	Pass-Through Certificate
TBA	To Be Announced purchase commitment; TBAs totaled $4,781 (3.4%% of net assets) at period-end - see Note 3.
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps 0.0%

Deutsche Bank, Protection Bought (Relevant Credit: Halliburton
5.50%, 10/15/10), Pay 0.46%, Receive upon credit default,
6/20/13	(400)	2

Goldman Sachs, Protection Bought (Relevant Credit: Altria
Group, 11/4/13), Pay 0.56%, Receive upon credit default,
12/20/14	(375)	5

Goldman Sachs, Protection Bought (Relevant Credit: Autozone,
5.875%, 10/15/12), Pay 1.32%, Receive upon credit default,
6/20/13	(215)	(2)

Goldman Sachs, Protection Sold (Relevant Credit: Reynolds
American 7.625%, 6/1/16), Receive 1.13%, Pay upon credit
default, 12/20/14	375	(8)

Lehman Brothers, Protection Bought (Relevant Credit: CBS
Corporation, 4.625%, 5/15/18), Pay 2.66%, Receive upon
credit default, 6/20/13	(200)	(5)

Merrill Lynch, Protection Bought (Relevant Credit: CBS
Corporation, 4.625%, 5/15/18), Pay 1.27%, Receive upon
credit default, 6/20/13	(200)	8

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	250	(5)

Total Swaps (Premium Paid/Received $0)		(5)

(7) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤		$185	$ 18,614	$16,856

Totals				$185	$ 18,614	$ 16,856

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$18,614
Dividend income		185
Interest income			-
Investment income		$185
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Limited-Term Bond
Unaudited	March 31, 2008
Notes to Portfolio of Investments

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swaps are valued at net present value of the contract as furnished by counterparties or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$-	$-
Level 2 – significant other observable inputs	143,509,000	(5,000)
Level 3 – significant unobservable inputs	-	-
Total	$143,509,000	$(5,000)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of

Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds.

TBA Purchase Commitments

The fund may enter into “to be announced” (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $142,325,000. Net unrealized gain aggregated $1,180,000 at period-end, of which $2,134,000 related to appreciated investments and $954,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE PRIME RESERVE PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

ASSET BACKED SECURITIES 0.6%
Capital Auto Receivables Asset Trust
Series 2008-1, Class A2
3.386%, 2/17/09 (1)	78	78
DaimlerChrysler Auto Trust
Series 2008-A, Class A1
3.152%, 3/9/09 (1)	86	86
Ford Credit Auto Owner Trust
Series 2007-B, Class A1
5.292%, 10/15/08 (1)	32	32
Ford Credit Auto Owner Trust
Series 2008-A, Class A1
4.018%, 2/13/09 (1)	176	176
Total Asset Backed Securities (Cost $372)		372
BANK NOTE 1.8%
American Express Bank, VR, 3.075%, 5/7/08	250	250
BB&T, 4.81%, 5/19/08	250	250
National City Bank, VR, 3.179%, 5/2/08	250	250
U.S. Bank, 2.90%, 5/13/08	250	250
Total Bank Note (Cost $1,000)		1,000
BANKERS' ACCEPTANCES 1.7%
JPMorgan Chase Bank, 2.70%, 8/20/08	299	296
JPMorgan Chase Bank, 2.85%, 6/16/08	173	172
JPMorgan Chase Bank, 3.05%, 5/15/08	248	247
JPMorgan Chase Bank, 3.15%, 4/21/08	250	249
Total Bankers' Acceptances (Cost $964)		964
CERTIFICATES OF DEPOSIT 15.8%
Domestic 4.6% (2)
Bank of New York, VR, 3.132%, 5/2/08	250	250
Citibank, 3.23%, 4/24/08	250	250
Credit Suisse New York, 2.50%, 6/18/08	250	250
Depfa Bank, 2.75%, 4/10/08	250	250
Depfa Bank, 3.055%, 4/3/08	250	250
Harris Trust & Savings Bank, VR, 3.951%, 10/20/08	250	249
Marshall & Ilsley Bank, 4.35%, 4/10/08	250	250
Natixis, 2.50%, 4/17/08	250	250
PNC Bank, VR, 3.464%, 2/23/09	250	250
Wilmington Trust, 4.37%, 5/19/08	250	250
Wilmington Trust, 4.75%, 6/26/08	100	100
		2,599
Eurodollar 0.4% (3)
Barclays Bank, 3.193%, 7/24/08 (3)	250	250
		250
Yankee 10.8% (4)
Allied Irish Bank, 3.20%, 7/23/08	250	250
Banco Bilbao Vizcaya, 2.70%, 6/18/08	250	250
Bank of Ireland, VR, 3.444%, 1/30/09	250	250
Bank of Montreal (Chicago), 3.00%, 5/6/08	250	250
Bank of Montreal (Chicago), VR, 3.048%, 5/22/08	250	250
Bank of Nova Scotia, 2.95%, 5/13/08	250	250
Barclays, VR, 3.314%, 3/5/09	250	250
BNP Paribas, 5.39%, 6/23/08	250	252
BNP Paribas, VR, 3.059%, 7/3/08	400	400
Deutsche Bank, 3.80%, 4/17/08	250	250
Fortis Bank, 4.00%, 7/11/08	250	250
National Bank of Canada, 3.28%, 7/29/08	300	300
National Bank of Canada, VR, 2.954%, 2/27/09	250	250
National Bank of Canada, VR, 3.308%, 7/8/08	100	100
Nordea Bank Finland, 4.58%, 11/5/08	250	253
Nordea Bank Finland, 4.61%, 11/5/08	250	251
Nordea Bank Finland, 4.70%, 10/24/08	100	101
Rabobank Nederland, 2.46%, 6/25/08	250	250
Royal Bank of Canada, VR, 3.064%, 4/3/08	500	500
Royal Bank of Scotland, 2.65%, 9/29/08	250	250
Skandinaviska Enskilda Banken, VR, 2.978%, 12/8/08	250	250
Swedbank, VR, 3.069%, 4/3/08	250	250
Toronto-Dominion Bank, 2.63%, 9/29/08	250	250
UBS AG Stamford, 4.75%, 5/7/08	250	250
		6,157
Total Certificates of Deposit (Cost $9,006)		9,006

COMMERCIAL PAPER 53.6%
4(2) 34.9% (5)
Allied Irish Banks, 2.80%, 8/25/08	250	247
Alpine Securitization, 3.22%, 4/15/08	250	250
Atlantic Asset Securitization, 3.17%, 5/2/08	250	249
Atlantic Asset Securitization, 3.20%, 5/1/08	250	249
Atlantic Asset Securitization, 3.90%, 4/11/08	275	275
Bank of America Credit Card Trust, 3.10%, 6/13/08	250	248
Bank of America Credit Card Trust, 3.12%, 6/13/08	250	248
Bank of America Credit Card Trust, 3.30%, 6/5/08	250	248
Bank of America Credit Card Trust, 4.03%, 4/10/08	250	250
Bank of Ireland, 4.18%, 4/9/08	500	499
BASF Group, 2.38%, 6/30/08	250	248
BASF Group, 4.01%, 5/15/08	250	249
Bryant Park Funding, 2.67%, 4/17/08	250	250
Bryant Park Funding, 3.05%, 5/12/08	195	194
Bryant Park Funding, 3.70%, 4/22/08	250	249
Cafco, 3.10%, 6/12/08	250	248
Cafco, 3.20%, 4/2/08	250	250
Cafco, 3.30%, 4/18/08	250	250
Cargill, 2.50%, 5/30/08	250	249
Cargill, 2.94%, 5/21/08	250	249
Chariot Funding, 2.60%, 5/12/08	250	249
Chariot Funding, 2.75%, 5/29/08	250	249
Chariot Funding, 3.22%, 4/24/08	250	249
Chariot Funding, 3.25%, 4/7/08	250	250
Ciesco, 3.20%, 7/25/08	250	247
Citibank Credit Card Issuance Trust, 3.12%, 6/23/08	250	248
Citibank Credit Card Issuance Trust, 3.35%, 4/29/08	250	249
Citibank Credit Card Issuance Trust, 3.40%, 4/30/08	362	361
Citibank Credit Card Issuance Trust, 4.38%, 4/14/08	250	250
CRC Funding, 2.85%, 4/28/08	250	249
CRC Funding, 3.09%, 4/16/08	250	250
CRC Funding, 3.16%, 5/29/08	250	249
Danske, 3.05%, 4/9/09	250	250
Eksportfinans, 2.85%, 5/13/08	250	249
Eksportfinans, 4.64%, 5/7/08	250	249
Fairway Finance, 2.75%, 6/6/08	250	249
Fairway Finance, 3.24%, 5/9/08	250	249
Fairway Finance, 3.30%, 4/11/08	500	500
Falcon Asset Securitization, 3.15%, 5/2/08	250	249
Falcon Asset Securitization, 3.50%, 4/24/08	473	472
Grampian Funding, 2.65%, 6/11/08	250	249
Grampian Funding, 2.70%, 6/11/08	250	249
Grampian Funding, 3.12%, 5/27/08	300	299
Hartford Financial Services, 2.50%, 4/22/08	250	250
Hartford Financial Services, 2.75%, 4/21/08	250	250
Jupiter Securitization, 3.13%, 4/11/08	250	250
Kitty Hawk Funding, 2.55%, 5/22/08	250	249
Kitty Hawk Funding, 2.75%, 4/22/08	284	284
Kitty Hawk Funding, 3.30%, 4/25/08	250	249
Kitty Hawk Funding, 4.60%, 4/11/08	252	252
Lehman Brothers, 3.00%, 4/30/08	250	249
Nestle Finance France, 2.72%, 6/9/08	195	194
Nestle Finance France, 2.82%, 5/12/08	250	249
Old Line Funding, 2.75%, 5/30/08	250	249
Old Line Funding, 2.93%, 4/24/08	250	249
Old Line Funding, 3.15%, 5/9/08	250	249
Old Line Funding, 3.25%, 4/18/08	250	250
Park Avenue Receivables, 2.70%, 7/2/08	250	248
Park Avenue Receivables, 3.10%, 4/14/08	250	250
Pfizer, 2.50%, 6/5/08	250	249
Ranger Funding, 3.26%, 4/17/08	250	250
Ranger Funding, 3.30%, 4/1/08	45	45
Ranger Funding, 4.10%, 4/18/08	250	249
Royal Bank of Scotland, 4.82%, 6/12/08	250	248
Skandinaviska Enskilda Banken, 3.17%, 7/25/08	250	247
Solitaire Funding, 2.65%, 6/23/08	250	248
Solitaire Funding, 4.30%, 4/11/08	250	250
Solitaire Funding, 4.62%, 4/17/08	325	324
Tulip Funding, 3.00%, 4/15/08	250	250
Tulip Funding, 3.17%, 5/7/08	250	249
Variable Funding Capital, 2.80%, 4/23/08	250	250
Variable Funding Capital, 2.94%, 5/7/08	250	249
Wal-Mart, 2.70%, 4/14/08	300	300
Yorktown Capital, 2.80%, 4/9/08	269	269
Yorktown Capital, 3.00%, 4/8/08	250	250
Yorktown Capital, 3.00%, 4/23/08	250	250
Yorktown Capital, 3.26%, 4/18/08	250	250
		19,961
Non-4(2) 18.7%
Australia & New Zealand Banking, 2.52%, 5/19/08	350	349
Bank of America, 2.52%, 8/26/08	109	108
Bank of America, 2.775%, 8/8/08	150	148
BNP Paribas Finance, 2.615%, 6/30/08	250	248
CBA Finance (Delaware), 2.55%, 6/16/08	105	104
CBA Finance (Delaware), 2.76%, 6/13/08	250	249
CBA Finance (Delaware), 4.28%, 4/9/08	250	250
Citigroup Funding, 2.55%, 6/17/08	250	249
Citigroup Funding, 2.75%, 6/12/08	250	249
Cornell University, 2.40%, 5/6/08	300	299
Daimlerchrysler Revolving Auto Conduit, 3.12%, 4/9/08	250	250
Daimlerchrysler Revolving Auto Conduit, 3.15%, 5/9/08	150	149
Daimlerchrysler Revolving Auto Conduit, 3.20%, 4/9/08	250	250
Daimlerchrysler Revolving Auto Conduit, 3.20%, 5/9/08	100	100
DaimlerChrysler Revolving Auto Conduit, 5.10%, 5/29/08	100	99
DnB NOR Bank ASA, 2.53%, 9/10/08	274	271
DnB NOR Bank ASA, 2.75%, 7/14/08	250	248
DnB NOR Bank ASA, 3.00%, 5/30/08	250	249
DnB NOR Bank ASA, 3.12%, 4/17/08	300	300
Duke University, 3.00%, 4/9/08	300	300
European Investment Bank, 2.59%, 5/9/08	250	249
FCAR Owner Trust, 3.00%, 5/20/08	250	249
FCAR Owner Trust II, 3.26%, 4/25/08	250	249
FCAR Owner Trust II, 4.45%, 4/14/08	250	250
ING Funding, 3.75%, 5/20/08	250	249
International Lease Finance, 2.68%, 9/22/08	185	183
International Lease Finance, 2.70%, 6/10/08	250	249
Intesa Funding, 4.31%, 4/8/08	250	250
Intesa Funding, 4.70%, 6/9/08	250	248
John Hopkins University, 2.50%, 5/22/08	250	250
Merrill Lynch, 2.79%, 6/18/08	250	248
Merrill Lynch, 2.80%, 5/30/08	100	100
Merrill Lynch, 4.27%, 4/10/08	250	250
Morgan Stanley, 2.78%, 6/23/08	250	248
Nestle Finance France, 2.81%, 6/9/08	185	184
New York Power Authority, 2.45%, 5/6/08	250	249
Nordea North America, 2.57%, 4/15/08	127	127
San Paolo IMI U.S.A. Financial, 2.90%, 5/28/08	200	199
San Paolo IMI U.S.A. Financial, 3.20%, 4/7/08	150	150
St. Joseph County, University of Notre Dame, 2.47%, 4/30/08	250	249
St. Joseph County, University of Notre Dame, 2.92%, 4/4/08	250	250
Stanford University, 2.40%, 5/7/08	250	249
UBS Finance (Delaware), 2.70%, 4/16/08	200	200
UBS Finance (Delaware), 2.70%, 5/5/08	100	100
UBS Finance (Delaware), 3.00%, 5/1/08	200	199
UBS Finance (Delaware), 3.12%, 4/11/08	250	250
UBS Finance (Delaware), 3.15%, 4/3/08	225	225
W.W. Grainger, 2.65%, 4/1/08	277	277
		10,649
Total Commercial Paper (Cost $30,610)		30,610
MEDIUM-TERM NOTES 17.8%
American General Finance, VR, 2.785%, 6/27/08	225	225
American Honda Finance, VR, 2.964%, 9/18/08 (1)	250	250
American Honda Finance, VR, 3.168%, 5/12/08 (1)	250	250
American Honda Finance, VR, 4.347%, 4/14/08 (1)	250	250
American Honda Finance, VR, 4.616%, 7/7/08 (1)	150	150
Bank of Ireland, VR, 2.549%, 8/18/08 (1)	500	500
BBVA U.S. Senior Unipersonal, VR, 4.018%, 4/17/08 (1)	250	250
Caterpillar Financial Services, VR, 3.314%, 10/28/08	250	250
Danske Bank, VR, 2.506%, 8/19/08 (1)	500	500
GE Capital, 8.625%, 6/15/08	250	252
GE Capital, VR, 2.619%, 5/19/08	250	250
GE Capital, VR, 3.05%, 4/11/08	250	250
Goldman Sachs, VR, 3.169%, 8/4/08	500	500
HBOS Treasury Services, VR, 3.065%, 9/5/08 (1)	250	250
HBOS Treasury Services, VR, 3.058%, 9/8/08 (1)	250	250
IBM, VR, 3.079%, 9/2/08 (1)	250	250
Intesa Bank, Ireland, VR, 2.609%, 8/22/08 (1)	200	200
Irish Life & Permanent, VR, 2.629%, 8/21/08 (1)	300	300
JPMorgan Chase, VR, 2.98%, 9/11/08	500	500
Kimberly Clark, 4.42%, 12/19/08 (1)	250	250
Kommunalkredit Austria, 3.068%, 9/8/08 (1)	250	250
Links Finance, VR, 4.413%, 7/11/08 (1)	100	100
MetLife Global Funding, 3.80%, 1/20/09 (1)	250	250
Minnesota Mining & Manufacturing, VR, 5.827%, 12/12/08 (1)	250	252
National Australia Bank, VR, 3.075%, 9/5/08 (1)	250	250
Nationwide Building Society, VR, 3.315%, 9/7/08 (1)	500	500
Nationwide Life Global Funding, VR, 2.654%, 8/27/08 (1)	500	500
Pacific Life Global Funding, VR, 4.523%, 8/8/08 (1)	250	250
Pricoa Global Funding, VR, 2.654%, 8/27/08 (1)	100	100
Proctor & Gamble, VR, 3.14%, 2/19/09	500	500
Royal Bank of Scotland, VR, 4.453%, 4/11/08 (1)	250	250
SLM Corporation, VR, 2.935%, 5/12/08 (1)	250	250
Svenska Handelsbanken, VR, 2.589%, 8/20/08 (1)	100	100
UniCredito Italian Bank (Ireland), VR, 4.433%, 8/8/08 (1)	500	500
Wachovia, 3.625%, 2/17/09	250	250
Total Medium-Term Notes (Cost $10,179)		10,179

MUNICIPAL SECURITIES 9.0%
Brazon HEFA, VRDN, 3.18%, 6/1/39	100	100
Catholic Health Initiatives, TECP, 3.00%, 5/21/08	250	250
Catholic Health Initiatives, TECP, 3.08%, 6/5/08	250	250
Catholic Health Initiatives, TECP, 4.35%, 4/3/08	250	250
Catholic Health Initiatives, TECP, 4.85%, 5/2/08	250	250
Colorado Housing Fin. Auth., VRDN, 3.50%, 11/1/34	420	420
Colorado Housing Fin. Auth., VRDN, 3.50%, 11/1/36	100	100
Colorado Housing Fin. Auth., VRDN, 3.60%, 10/1/36	100	100
Colorado Housing Fin. Auth., VRDN, 3.60%, 10/1/38	249	249
Maryland CDA, Residential, VRDN, 4.00%, 9/1/31	250	250
Miami-Dade County IDA, Dolphin Stadium, VRDN
3.75%, 7/1/31	100	100
New York City, GO, VRDN, 2.85%, 8/2/29	250	250
Ohio Housing Fin. Agency, VRDN, 3.00%, 9/1/29	250	250
Pennsylvania Housing Fin. Agency, Single Family
2.65%, 4/1/38	100	100
Pennsylvania Housing Fin. Agency, Single Family
VRDN, 3.00%, 4/1/38	500	500
Southern Ute Indian Tribe, VRDN, 3.50%, 1/1/27	100	100
Texas, Veterans Housing, VRDN, 2.75%, 12/1/23	610	610
Univ. of North Carolina, Board of Governors, TECP
2.92%, 6/5/08	500	500
Virginia HDA, Single Family, VRDN, 3.50%, 1/1/46	500	500
Total Municipal Securities (Cost $5,129)		5,129

Total Investments in Securities
100.3% of Net Assets (Cost $57,260)		$57,260

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$7,574 and represents 13.3% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period end amounts to $19,961 and represents 34.9% of net assets.
CDA	Community Development Administration/Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
IDA	Industrial Development Authority/Agency
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.
The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Prime Reserve Portfolio
Unaudited	March 31, 2008
Notes to Portfolio of Investments

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Methods

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. The fund’s investments are summarized by level, based on the inputs used to determine their values. On March 31, 2008, all of the fund’s investments were classified as Level 2.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $57,260,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008